Exchange rates	6 Months Ended
Sep. 30, 2023
Foreign exchange rates [abstract]
Exchange rates
14. Exchange rates

The consolidated results are affected by the exchange rates used to translate the results of our US operations and US dollar transactions. The US dollar to pound sterling exchange rates used were:

30 September	2023	2022	Year ended 31 March 2023
Closing rate applied at period end	1.22	1.12	1.23
Average rate applied for the period	1.25	1.21	1.22